UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21949

DWS Dreman Value Income Edge Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2007 (Unaudited)

DWS Dreman Value Income Edge Fund, Inc.

	Shares	Value ($)

Long Positions 133.3%
Common Stocks 40.7%
Consumer Discretionary 2.1%
Automobiles 0.1%
Harley-Davidson, Inc.	20,800	971,568
Hotels Restaurants & Leisure 0.1%
Centerplate, Inc. (IDS) (Units)	133,800	1,206,876
Household Durables 0.1%
Whirlpool Corp.	12,000	979,560
Media 0.6%
CBS Corp. "B"	36,400	991,900

Cinram International Income Fund (Units) (a)	364,300	2,118,732
Gannett Co., Inc.	25,500	994,500
Liberty Media Corp. - Capital "A"*	8,400	978,516

		5,083,648
Multiline Retail 0.5%
J.C. Penney Co., Inc.	22,700	998,573
Kohl's Corp.*	21,800	998,440
Macy's, Inc.	39,200	1,014,104
Nordstrom, Inc.	27,200	999,056

		4,010,173
Specialty Retail 0.6%
AutoZone, Inc.*	8,200	983,262
Home Depot, Inc.	36,600	986,004
Limited Brands, Inc.	52,900	1,001,397
Lowe's Companies, Inc.	42,400	959,087
The Sherwin-Williams Co.	16,900	980,876

		4,910,626
Textiles, Apparel & Luxury Goods 0.1%
VF Corp.	13,900	954,374
Energy 24.1%
Energy Equipment & Services 0.4%
ENSCO International, Inc.	16,400	977,768
Grant Prideco, Inc.*	17,500	971,425
Noble Corp.	17,500	988,925
Transocean, Inc.*	6,700	959,105

		3,897,223
Oil, Gas & Consumable Fuels 23.7%
Anadarko Petroleum Corp.	14,800	972,212
Apache Corp.	9,200	989,368
ARC Energy Trust (Units) (a)	766,900	15,851,624
Bonavista Energy Trust (Units) (a)	606,500	17,513,805
BP Prudhoe Bay Royalty Trust (a)	98,900	7,931,780
Chesapeake Energy Corp.	25,100	983,920
Chevron Corp.	10,500	979,965
ConocoPhillips	11,100	980,130
Cresent Point Energy Trust (Units) (a)	971,600	24,424,131
Devon Energy Corp.	10,900	969,119
Double Hull Tankers, Inc.	1,039,000	12,717,360
EnCana Corp.	14,300	971,828
ExxonMobil Corp.	10,500	983,745
Fairborne Energy Ltd.	2,013,900	13,365,464
Freehold Royalty Trust (Units) (a)	592,300	9,362,055
Frontier Oil Corp.	23,300	945,514
Frontline Ltd. (a)	222,700	10,689,600
Harvest Energy Trust (Units) (a)	1,116,200	23,183,474
Hess Corp.	9,600	968,256
Marathon Oil Corp. (a) (b)	30,700	1,868,402
NAL Oil & Gas Trust (Units)	1,045,700	12,290,511
Occidental Petroleum Corp.	12,600	970,074
Pengrowth Energy Trust (Units) (a)	1,333,500	23,696,295
Penn West Energy Trust (Units)	530,300	13,787,800
Sunoco, Inc.	13,800	999,672
Tesoro Corp. (a)	20,300	968,310

Valero Energy Corp. (a)	14,000	980,420

		200,344,834
Financials 5.1%
Capital Markets 0.3%
American Capital Strategies Ltd.	29,500	972,320
Lehman Brothers Holdings, Inc.	15,300	1,001,232
Morgan Stanley	18,400	977,224

		2,950,776
Commercial Banks 1.0%
Comerica, Inc.	22,400	975,072
Fifth Third Bancorp.	38,900	977,557
KeyCorp.	41,500	973,175
M&T Bank Corp.	12,100	986,997
PNC Financial Services Group, Inc. (a)	15,000	984,750
SunTrust Banks, Inc.	15,800	987,342
US Bancorp.	31,000	983,940
Wachovia Corp.	25,600	973,568
Wells Fargo & Co.	32,400	978,156

		8,820,557
Consumer Finance 0.1%
Capital One Financial Corp.	21,000	992,460
Diversified Financial Services 0.5
Bank of America Corp.	23,700	977,862
Citigroup, Inc.	66,400	1,954,816
JPMorgan Chase & Co.	22,500	982,125

		3,914,803
Insurance 1.7
ACE Ltd.	16,000	988,480
Allstate Corp.	18,900	987,147
American International Group, Inc.	16,900	985,270
Assurant, Inc.	14,500	970,050
Chubb Corp.	18,100	987,898
Cincinnati Financial Corp.	24,800	980,592
CNA Financial Corp.	29,500	994,740
Hartford Financial Services Group, Inc.	11,200	976,528
Lincoln National Corp.	17,000	989,740
Loews Corp.	20,100	1,011,834
MetLife, Inc.	16,000	985,920
Progressive Corp.	52,400	1,003,984
The Travelers Companies, Inc.	18,100	973,780
W.R. Berkley Corp.	33,000	983,730

		13,819,693
Real Estate Investment Trusts 0.7%
American Financial Realty Trust (REIT)	723,300	5,800,866
Thrifts & Mortgage Finance 0.8%
Fannie Mae	49,700	1,987,006
Freddie Mac	58,200	1,982,874
Sovereign Bancorp, Inc.	85,100	970,140
Washington Mutual, Inc. (a) (b)	150,000	2,041,500

		6,981,520

Health Care 0.6%
Biotechnology 0.1%
Amgen, Inc.*	20,700	961,308
Health Care Providers & Services 0.1%
CIGNA Corp.	18,000	967,140
Pharmaceuticals 0.4%
Forest Laboratories, Inc.*	26,700	973,215
Pfizer, Inc.	42,800	972,844
Wyeth	22,000	972,180

		2,918,239
Industrials 6.2%
Building Products 0.3%
Masco Corp.	45,300	978,933
Trane, Inc.	21,300	994,923

		1,973,856
Commercial Services & Supplies 0.3%
Newalta Income Fund (Units)	39,200	724,859
Pitney Bowes, Inc.	25,600	973,824
R.R. Donnelley & Sons Co.	25,900	977,466

		2,676,149
Machinery 1.9%
Eaton Corp.	10,000	969,500
New Flyer Industries, Inc. (IDS) (Units)	920,600	11,743,608
Terex Corp.*	15,100	990,107
Wajax Income Fund (Units)	75,800	2,462,281

		16,165,496
Marine 2.8%
Eagle Bulk Shipping, Inc.	891,700	23,674,635
Road & Rail 0.9%
Contrans Income Fund (Units) (a)	683,800	6,540,425
Norfolk Southern Corp.	19,300	973,492

		7,513,917
Information Technology 0.3%
Computers & Peripherals 0.1%
Western Digital Corp.*	32,700	987,867
IT Services 0.1%
Computer Sciences Corp.*	19,800	979,506
Semiconductors & Semiconductor Equipment 0.1%
Lam Research Corp.*	22,300	964,029
Materials 1.0%
Chemicals 0.3%
Celanese Corp. "A"	23,200	981,824
Dow Chemical Co.	24,400	961,848
PPG Industries, Inc.	13,900	976,197

		2,919,869
Metals & Mining 0.7%
Alcoa, Inc.	26,500	968,575
Allegheny Technologies, Inc.	11,300	976,320
BHP Billiton Ltd. (ADR)	13,800	966,552
Freeport-McMoRan Copper & Gold, Inc.	9,400	962,936
Nucor Corp.	16,200	959,364

Southern Copper Corp.	9,200	967,196

		5,800,943
Telecommunication Services 0.6%
Diversified Telecommunication Services
Embarq Corp.	20,000	990,600
FairPoint Communications, Inc.	217,600	2,833,152
Windstream Corp.	76,300	993,426

		4,817,178
Utilities 0.7%
Electric Utilities 0.1%
Duke Energy Corp.	48,500	978,245
Independent Power Producers & Energy Traders 0.3%
Primary Energy Recycling Corp. (EIS) (Units)	490,000	2,601,550
Multi-Utilities 0.3%
Consolidated Edison, Inc.	20,300	991,655
Sempra Energy	15,900	983,892

		1,975,547

Total Common Stocks (Cost $337,457,541)		344,515,031
	Principal Amount ($)	Value ($)

Corporate Bonds 65.0%
Consumer Discretionary 20.3%
ArvinMeritor, Inc., 8.125%, 9/15/2015	17,000,000	14,705,000
Ford Motor Co., 7.45%, 7/16/2031	12,000,000	8,910,000
General Motors Corp., 8.375%, 7/15/2033	17,000,000	13,685,000
H&E Equipment Services, Inc., 8.375%, 7/15/2016	17,000,000	15,725,000
Hertz Corp., 10.5%, 1/1/2016	18,000,000	18,630,000
Idearc, Inc., 8.0%, 11/15/2016	12,700,000	11,652,250
Libbey Glass, Inc., 11.913% **, 6/1/2011	15,000,000	15,806,250
Neiman-Marcus Group, Inc., 9.0%, 10/15/2015 (PIK)	18,000,000	18,562,500
Station Casinos, Inc., 6.5%, 2/1/2014	22,810,000	17,107,500
United Rentals North America, Inc., 7.75%, 11/15/2013	17,000,000	14,790,000
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)	24,300,000	22,143,375

		171,716,875
Consumer Staples 2.3%
Alliance One International, Inc., 12.75%, 11/15/2012	5,395,000	5,637,775
Rite Aid Corp., 8.625%, 3/1/2015	17,100,000	13,786,875

		19,424,650
Energy 4.5%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014	19,750,000	19,453,750
Clayton Williams Energy, Inc., 7.75%, 8/1/2013 (a)	20,973,000	18,351,375

		37,805,125
Financials 10.5%
Compton Petroleum Finance Corp., 7.625%, 12/1/2013	25,200,000	23,436,000
Ford Motor Credit Co., LLC, 7.375%, 2/1/2011	12,000,000	10,746,072
Hexion US Financial Corp., 9.369% **, 11/15/2014	12,000,000	12,240,000
LVB Acquisition Merger Sub, Inc., 144A, 10.0%, 10/15/2017	17,200,000	17,544,000
Preferred Term Securities XIX Ltd., 144A, Income Note, 15.0% ***, 12/22/2035	2,500,000	1,741,825
Preferred Term Securities XVI Ltd., 144A, Income Note, 15.0% ***, 3/23/2035	3,900,000	3,002,766
Preferred Term Securities XVII Ltd., 144A, Income Note, 15.0% ***, 6/23/2035	3,750,000	2,309,325

Preferred Term Securities XVIII Ltd., 144A, Income Note, 15.0% ***, 9/23/2035	3,750,000	2,305,988
Preferred Term Securities XXI Ltd., 144A, Income Note, 8.97% ***, 3/22/2038	3,750,000	2,228,400
Preferred Term Securities XXIII Ltd., 144A, Income Note, 6.91% ***, 12/22/2036	3,750,000	2,012,850
Preferred Term Securities XXIV Ltd., 144A, Income Note, 15.07% ***, 3/22/2037	7,500,000	5,866,800
Rainbow National Services LLC, 144A, 8.75%, 9/1/2012	5,500,000	5,658,125

		89,092,151
Health Care 8.1%
Community Health Systems, Inc., 8.875%, 7/15/2015	17,100,000	17,420,625
HCA, Inc.:
6.5%, 2/15/2016	20,700,000	17,491,500
9.25%, 11/15/2016	15,000,000	15,750,000
ReAble Therapeutics Finance LLC, 144A, 10.875%, 11/15/2014	15,400,000	15,130,500
Select Medical Corp., 11.259% **, 9/15/2015	3,200,000	2,784,000

		68,576,625
Industrials 3.7%
ARAMARK Corp., 8.5%, 2/1/2015 (a)	8,100,000	8,201,250
Casella Waste Systems, Inc., 9.75%, 2/1/2013	17,740,000	18,094,800
Connacher Oil & Gas Ltd., 144A, 10.25%, 12/15/2015 (a)	4,500,000	4,494,375

		30,790,425
Information Technology 2.2%
First Data Corp., 144A, 9.875%, 9/24/2015	12,000,000	11,160,000
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	8,500,000	7,586,250

		18,746,250
Materials 11.4%
Abitibi-Consolidated Co. of Canada, 8.375%, 4/1/2015	6,000,000	4,455,000
AbitibiBowater, Inc., 9.375%, 12/15/2021	7,500,000	5,700,000
Berry Plastics Holding Corp., 8.875%, 9/15/2014	3,000,000	2,850,000
Crown Cork & Seal Co., Inc., 8.0%, 4/15/2023 (a)	20,394,000	19,374,300
Georgia Gulf Corp., 9.5%, 10/15/2014	5,000,000	3,987,500
Ineos Group Holdings PLC, 144A, 8.5%, 2/15/2016	30,500,000	27,145,000
Owens-Illinois, Inc., 7.8%, 5/15/2018	22,335,000	22,725,862
Union Carbide Corp., 7.75%, 10/1/2096 (a)	10,000,000	10,467,640

		96,705,302
Telecommunication Services 2.0%
Level 3 Financing, Inc., 12.25%, 3/15/2013 (a)	3,000,000	3,030,000
Nortel Networks Ltd., 144A, 10.75%, 7/15/2016	13,500,000	14,175,000

		17,205,000

Total Corporate Bonds (Cost $587,584,063)		550,062,403
Senior Loans** 16.7%
Bausch & Lomb:
Delayed Draw Term Loan, 5.0%, 11/30/2008	6,400,000	6,384,000
Term Loan, 8.08%, 11/30/2008	33,600,000	33,516,000
First Data Corp., Term Loan, 7.64%, 10/8/2012	39,907,500	38,016,084
Mylan, Inc., Term Loan B, LIBOR plus 3.25%, 7.474%, 10/2/2014	20,000,000	19,832,500
Sequa Corp., Term Loan, LIBOR plus 3.25%, 7.474%, 12/3/2014	2,000,000	1,965,000
TXU Corp., 8.40%, 11/1/2017	39,935,000	39,361,134
Wimar Opco LLC, Term Loan B, LIBOR plus 2.5%, 6.724%, 1/3/2012	2,000,000	1,996,460

Total Senior Loans (Cost $141,784,843)		141,071,178

	Shares	Value ($)

Closed-End Investment Companies 3.2%
Apollo Investment Corp. (a)	897,900	15,309,195
Evergreen Income Advantage Fund (a)	902,668	10,182,095
Pioneer High Income Trust	115,300	1,615,353

Total Closed-End Investment Companies (Cost $35,081,551)		27,106,643
Cash Equivalents 7.7%
Cash Management QP Trust, 4.67% (c) (Cost $65,290,200)	65,290,200	65,290,200
	% of Net Assets	Value ($)

Total Long Positions (Cost $1,167,198,198)	133.3	1,128,045,455
Other Assets and Liabilities, Net	(25.0)	(211,661,469)
Securities Sold Short	(8.3)	(70,414,815)

Net Assets	100.0	845,969,171

	Shares	Value ($)

Common Stocks Sold Short 8.3%
Consumer Discretionary 1.9%
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	8,600	603,290
Hotels Restaurants & Leisure 0.5%
Harrah's Entertainment, Inc.	6,900	612,375
International Game Technology	13,900	610,627
Las Vegas Sands Corp.*	5,800	597,690
McDonald's Corp.	10,300	606,773
MGM MIRAGE*	7,300	613,346
Starbucks Corp.*	29,900	612,053
Wynn Resorts Ltd.	5,300	594,289

		4,247,153
Household Durables 0.1%
Garmin Ltd.	6,100	591,700
Internet & Catalog Retail 0.5%
Amazon.com, Inc.*	32,300	2,992,272
Expedia, Inc.*	19,100	603,942
Liberty Media Corp. - Interactive "A"*	31,400	599,112

		4,195,326
Media 0.4%
Cablevision Systems Corp. "A" (NY Group)*	24,900	610,050
Comcast Corp. "A"*	33,200	611,867
Discovery Holding Co. "A"*	24,400	613,416
Time Warner Cable, Inc. "A"*	22,400	618,240
Washington Post Co. "B"	800	633,144

		3,086,717
Specialty Retail 0.3%
GameStop Corp. "A"*	9,800	608,678
Tiffany & Co.	53,700	2,471,811

		3,080,489

Consumer Staples 0.6%
Beverages 0.1%
Coca-Cola Co.	9,800	601,426
Food & Staples Retailing 0.2%
Costco Wholesale Corp.	8,800	613,888
Whole Foods Market, Inc.	56,100	2,288,880

		2,902,768
Food Products 0.1%
Wm. Wrigley Jr. Co.	10,400	608,920
Household Products 0.1%
Colgate-Palmolive Co.	7,800	608,088
Personal Products 0.1%
Avon Products, Inc.	15,300	604,809
Energy 0.5%
Energy Equipment & Services 0.1%
Schlumberger Ltd.	6,300	619,731
Oil, Gas & Consumable Fuels 0.4%
Arch Coal, Inc.	13,800	620,034
CONSOL Energy, Inc.	8,600	615,072
Enterprise Products Partners LP	19,400	618,472
Kinder Morgan Energy Partners LP	11,300	610,087
Plains Exploration & Production Co.*	11,200	604,800
Range Resources Corp.	12,000	616,320

		3,684,785
Financials 0.9%
Capital Markets 0.3%
BlackRock, Inc.	2,800	607,040
Charles Schwab Corp.	24,600	628,530
Eaton Vance Corp.	13,400	608,494
Janus Capital Group, Inc.	18,800	617,580
T. Rowe Price Group, Inc.	10,200	620,976

		3,082,620
Commercial Banks 0.1%
Commerce Bancorp, Inc.	16,200	617,868
Diversified Financial Services 0.3%
CME Group, Inc.	900	617,400
IntercontinentalExchange, Inc.*	3,200	616,000
Nymex Holdings, Inc.	4,600	614,606
NYSE Euronext	7,000	614,390

		2,462,396
Real Estate Investment Trusts 0.1%
Plum Creek Timber Co., Inc. (REIT)	13,100	603,124
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	41,100	617,322
Health Care 0.9%
Biotechnology 0.2%
Biogen Idec, Inc.*	10,500	597,660
Celgene Corp.*	13,000	600,730
Gilead Sciences, Inc.*	13,200	607,332

		1,805,722
Health Care Equipment & Supplies 0.4%
Boston Scientific Corp.*	52,300	608,249

DENTSPLY International, Inc.	13,600	612,272
Hologic, Inc.*	8,800	604,032
Stryker Corp.	8,100	605,232
Varian Medical Systems, Inc.*	11,600	605,056

		3,034,841
Health Care Providers & Services 0.1%
Express Scripts, Inc.*	8,300	605,900
Medco Health Solutions, Inc.*	6,000	608,400

		1,214,300
Life Sciences Tools & Services 0.1%
Covance, Inc.*	7,000	606,340
Waters Corp.*	7,800	616,746

		1,223,086
Pharmaceuticals 0.1%
Allergan, Inc.	9,500	610,280
Industrials 0.8%
Aerospace & Defense 0.1%
Precision Castparts Corp.	4,400	610,280
Air Freight & Logistics 0.1%
C.H. Robinson Worldwide, Inc.	11,400	616,968
Expeditors International of Washington, Inc.	13,500	603,180

		1,220,148
Construction & Engineering 0.3%
Fluor Corp.	4,200	612,024
Foster Wheeler Ltd.*	3,900	604,578
Jacobs Engineering Group, Inc.*	6,200	592,782
KBR, Inc.*	15,400	597,520

		2,406,904
Electrical Equipment 0.1%
Roper Industries, Inc.	9,800	612,892
Machinery 0.1%
AGCO Corp.*	8,900	605,022
Flowserve Corp.	6,200	596,440

		1,201,462
Trading Companies & Distributors 0.1%
Fastenal Co.	15,000	606,300
Information Technology 2.1%
Communications Equipment 0.2%
Juniper Networks, Inc.*	18,200	604,240
Motorola, Inc.	37,500	601,500

		1,205,740
Computers & Peripherals 0.4%
Apple, Inc.*	15,600	3,090,048
EMC Corp.*	33,100	613,343

		3,703,391
Electronic Equipment & Instruments 0.1%
Amphenol Corp. "A"	13,200	612,084
Internet Software & Services 0.5%
Akamai Technologies, Inc.*	17,300	598,580
Google, Inc. "A"*	900	622,332
VeriSign, Inc.*	16,300	613,043

Yahoo!, Inc.*	99,100	2,305,066

		4,139,021
IT Services 0.3%
Cognizant Technology Solutions Corp. "A"*	17,800	604,132
Iron Mountain, Inc.*	16,400	607,128
MasterCard, Inc. "A"	2,900	624,080
Paychex, Inc.	16,700	604,874

		2,440,214
Semiconductors & Semiconductor Equipment 0.2%
Cypress Semiconductor Corp.*	16,400	590,892
Intel Corp.	22,800	607,848
MEMC Electronic Materials, Inc.*	6,800	601,732

		1,800,472
Software 0.4%
Activision, Inc.*	20,800	617,760
Adobe Systems, Inc.*	14,500	619,585
Autodesk, Inc.*	12,300	612,048
BEA Systems, Inc.*	38,800	612,264
Citrix Systems, Inc.*	16,200	615,762
NAVTEQ*	8,100	612,360

		3,689,779
Materials 0.4%
Chemicals 0.3%
Ecolab, Inc.	11,700	599,157
Monsanto Co.	5,400	603,126
Praxair, Inc.	6,800	603,228
The Mosaic Co.*	6,400	603,776

		2,409,287
Paper & Forest Products 0.1%
MeadWestvaco Corp.	19,300	604,090
Weyerhaeuser Co.	8,400	619,416

		1,223,506
Utilities 0.2%
Electric Utilities 0.1%
Allegheny Energy, Inc.	9,600	610,656
Gas Utilities 0.1%
Equitable Resources, Inc.	11,500	612,720
Independent Power Producers & Energy Traders 0.0%
AES Corp.*	28,200	603,198

Total Common Stocks Sold Short (Proceeds $70,540,320)		70,414,815

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2007.

***		Annualized yield at December 31, 2007. Not a coupon rate.
(a)		Securities are pledged as collateral for short sales.
(b)		Securities are pledged as collateral for written options.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
EIS: Enhanced Income Security
IDS: Income Deposit Security
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
As of December 31, 2007, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)		Unrealized Depreciation ($)

Nasdaq 100 Index	3/19/2008	932	200,719,528	196,162,700		(4,556,828)

As of December 31, 2007, open written options were as follows:
Written Options			Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Call Options
Fannie Mae			300	1/19/2008	50.0	(4,500)
Marathon Oil Corp.			307	1/18/2008	60.0	(70,610)
Washington Mutual, Inc.			1,500	1/19/2008	20.0	(7,500)
Total Call Options (Premiums received $754,588)						(82,610)
Put Options
Amazon.com, Inc.			323	1/15/2008	79.5	(6,234)
Apple, Inc.			156	1/18/2008	165.0	(10,452)
Fannie Mae			300	1/19/2008	50.0	(297,000)
Marathon Oil Corp.			307	1/18/2008	60.0	(39,910)
Tiffany & Co.			537	1/18/2008	45.0	(61,755)
Washington Mutual, Inc.			1,500	1/19/2008	20.0	(945,000)
Whole Foods Market, Inc.			561	1/18/2008	45.0	(258,060)
Yahoo!, Inc.			991	1/18/2008	25.0	(193,245)
Total Put Options (Premiums received $1,673,303)						(1,811,656)
Total Written Options (Premiums received $2,427,891)						(1,894,266)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Value Income Edge Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Value Income Edge Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 21, 2008